Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 24,215
The proportion of the company's share of net financial debt to the Group's total net financial debt (as a percent)	99.70%
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 24,269	€ 23,489	€ 25,466
Operating segments [member] | Telecom activities, operating segment [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	€ 657	€ 251	€ 822